Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	$ 1,068,153	$ 1,366,343
Debt Instruments at fair value Through OCI [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	1,060,523	1,357,846
Equity instruments valued at fair value through OCI [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	$ 7,630	$ 8,497